Schedule I - STATEMENT OF CHANGES IN EQUITY (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2017 USD ($)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale investments	$ 26